Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2021
Payables And Accruals [Abstract]
Accrued Expenses and Other Liabilities

5. Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	June 30,	December 31,
	2021	2020
Compensation and benefits	$4,088	$4,800
External research and development expenses	3,300	3,623
Professional services	2,096	1,795
Other liabilities	1,389	501
	$10,873	$10,719